Quarterly Holdings Report
for

Fidelity Freedom® Blend 2030 Fund

December 31, 2019

FBF-Y30-QTLY-0220
1.9892470.101

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,476,056	$52,245,119
Fidelity Series Commodity Strategy Fund (a)	5,222,922	24,861,108
Fidelity Series Large Cap Growth Index Fund (a)	3,508,904	40,983,997
Fidelity Series Large Cap Stock Fund (a)	2,594,381	41,094,995
Fidelity Series Large Cap Value Index Fund (a)	5,847,850	77,133,149
Fidelity Series Small Cap Opportunities Fund (a)	1,495,402	20,935,629
Fidelity Series Value Discovery Fund (a)	1,797,391	24,426,543
TOTAL DOMESTIC EQUITY FUNDS
(Cost $264,919,177)		281,680,540

International Equity Funds - 31.2%
Fidelity Series Canada Fund (a)	632,085	7,136,241
Fidelity Series Emerging Markets Fund (a)	750,672	7,326,554
Fidelity Series Emerging Markets Opportunities Fund (a)	3,196,054	65,934,593
Fidelity Series International Growth Fund (a)	2,523,217	44,206,762
Fidelity Series International Index Fund (a)	1,393,097	14,836,487
Fidelity Series International Small Cap Fund (a)	768,949	13,310,502
Fidelity Series International Value Fund (a)	4,465,524	44,208,691
Fidelity Series Overseas Fund (a)	2,275,205	24,526,714
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $203,947,621)		221,486,544

Bond Funds - 28.3%
Fidelity Series Corporate Bond Fund (a)	2,649,904	28,406,968
Fidelity Series Emerging Markets Debt Fund (a)	472,396	4,535,001
Fidelity Series Floating Rate High Income Fund (a)	106,164	987,327
Fidelity Series Government Bond Index Fund (a)	3,694,716	38,646,727
Fidelity Series High Income Fund (a)	527,411	5,057,876
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,277,476	32,938,631
Fidelity Series Investment Grade Bond Fund (a)	3,524,587	40,779,470
Fidelity Series Investment Grade Securitized Fund (a)	2,724,709	28,064,504
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,036,759	17,943,850
Fidelity Series Real Estate Income Fund (a)	284,697	3,168,683
TOTAL BOND FUNDS
(Cost $197,812,035)		200,529,037

Short-Term Funds - 0.8%
Fidelity Cash Central Fund 1.58% (b)	49	49
Fidelity Series Government Money Market Fund 1.65% (a)(c)	1,181,191	1,181,191
Fidelity Series Short-Term Credit Fund (a)	117,384	1,183,234
Fidelity Series Treasury Bill Index Fund (a)	354,339	3,543,393
TOTAL SHORT-TERM FUNDS
(Cost $5,893,156)		5,907,867
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $672,571,989)		709,603,988
NET OTHER ASSETS (LIABILITIES) - 0.0%		(175,811)
NET ASSETS - 100%		$709,428,177

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$2,215,402	$62,929,804	$14,435,125	$5,362,404	$(48,437)	$1,583,475	$52,245,119
Fidelity Series Canada Fund	183,055	6,815,156	239,361	145,230	103	377,288	7,136,241
Fidelity Series Commodity Strategy Fund	539,298	25,514,370	1,258,801	333,588	(11,379)	77,620	24,861,108
Fidelity Series Corporate Bond Fund	783,911	28,044,822	1,425,809	650,641	4,323	999,721	28,406,968
Fidelity Series Emerging Markets Debt Fund	167,998	4,723,454	369,084	174,630	(3,901)	16,534	4,535,001
Fidelity Series Emerging Markets Fund	197,749	7,229,514	178,438	159,256	(2,320)	80,049	7,326,554
Fidelity Series Emerging Markets Opportunities Fund	1,791,612	59,982,501	1,675,220	1,596,658	(1,680)	5,837,380	65,934,593
Fidelity Series Floating Rate High Income Fund	36,030	997,393	48,229	37,613	(226)	2,359	987,327
Fidelity Series Government Bond Index Fund	1,073,956	39,489,779	2,370,450	580,637	10,474	442,968	38,646,727
Fidelity Series Government Money Market Fund 1.65%	99,943	2,720,539	1,639,291	26,655	--	--	1,181,191
Fidelity Series High Income Fund	280,135	5,003,705	306,417	212,969	(1,572)	82,025	5,057,876
Fidelity Series Inflation-Protected Bond Index Fund	360,714	32,916,955	554,183	379,019	(675)	215,820	32,938,631
Fidelity Series International Growth Fund	1,535,541	43,286,270	5,761,076	1,544,252	153,469	4,992,558	44,206,762
Fidelity Series International Index Fund	403,447	13,905,823	375,959	277,770	(204)	903,380	14,836,487
Fidelity Series International Small Cap Fund	401,884	12,866,651	945,948	543,187	7,810	980,105	13,310,502
Fidelity Series International Value Fund	1,517,027	43,984,973	3,348,966	1,713,683	(13,396)	2,069,053	44,208,691
Fidelity Series Investment Grade Bond Fund	1,142,086	41,020,634	2,315,907	708,188	7,988	924,669	40,779,470
Fidelity Series Investment Grade Securitized Fund	808,243	28,589,985	1,485,159	666,078	3,822	147,613	28,064,504
Fidelity Series Large Cap Growth Index Fund	1,735,738	44,650,868	10,895,944	543,270	341,831	5,151,504	40,983,997
Fidelity Series Large Cap Stock Fund	1,722,980	46,027,279	9,710,962	2,651,018	179,639	2,876,059	41,094,995
Fidelity Series Large Cap Value Index Fund	3,226,419	85,866,723	15,772,459	4,634,845	226,706	3,585,760	77,133,149
Fidelity Series Long-Term Treasury Bond Index Fund	1,414,497	37,082,191	22,224,728	1,717,236	1,990,741	(318,851)	17,943,850
Fidelity Series Overseas Fund	--	22,669,764	--	86,585	--	1,856,950	24,526,714
Fidelity Series Real Estate Income Fund	113,275	3,187,112	173,765	167,668	680	41,381	3,168,683
Fidelity Series Short-Term Credit Fund	100,451	2,674,808	1,616,162	31,592	12,944	11,193	1,183,234
Fidelity Series Small Cap Opportunities Fund	860,698	23,077,092	3,774,447	1,279,798	98	772,188	20,935,629
Fidelity Series Treasury Bill Index Fund	262,183	8,154,545	4,880,257	76,432	4,211	2,711	3,543,393
Fidelity Series Value Discovery Fund	1,020,845	26,683,546	5,125,546	939,060	84,680	1,763,018	24,426,543
	$23,995,117	$760,096,256	$112,907,693	$27,239,962	$2,945,729	$35,474,530	$709,603,939

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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